Fair Value of Financial Instruments (Details) - Company's liabilities measured at fair value on a recurring basis (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Liabilities:
Total liabilities		$ 9,147,507	$ 2,208,184
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Warrant derivative liabilities
Total liabilities
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Warrant derivative liabilities
Total liabilities
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Warrant derivative liabilities	2,822,372	9,147,507	102,695
Total liabilities	2,822,372	9,147,507
Warrant [Member]
Financial Liabilities:
Warrant derivative liabilities	2,822,372	9,147,507	102,695
Total liabilities	2,822,372	9,147,507
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Total liabilities		$ 9,147,507	$ 2,208,184